Unaudited Condensed Consolidated Cash Flow Statements (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
Interest costs capitalised	$ 0.0	$ 1.0